November 20, 2025

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	C.M. Life Insurance Company
and its C.M. Multi-Account A

Post-Effective Amendment No. 28 to Registration Statement on Form N-4

Prospectus Title: MassMutual Artistry

File Nos. 333-95845, 811-08698

Class Identifier: C000021290

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Depositor”) and its C.M. Multi-Account A (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 28 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed and became effective on November 17, 2025; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Lead Counsel, Annuity Product & Operations
for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.